Inventories (Details) - Schedule of Inventories - Previously Reported [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Line Items]
Less reserve for obsolescence	$ (1,495,280)	$ (425,848)
Total inventories, net	8,999,532	4,184,019
Appliances [Member]
Schedule of Inventories [Line Items]
Total inventories	1,447,368	2,155,839
Eyewear [Member]
Schedule of Inventories [Line Items]
Total inventories	5,880,478
Automotive [Member]
Schedule of Inventories [Line Items]
Total inventories	1,190,899	934,683
Constructions [Member]
Schedule of Inventories [Line Items]
Total inventories	1,976,067	1,519,345
Inventories [Member]
Schedule of Inventories [Line Items]
Total inventories	$ 10,494,812	$ 4,609,867